Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Current tax
Tax expense for current year	$ 3,256	$ 3,351
Adjustments for prior years	(26)	(212)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(31)	(11)
Current tax expense income after adjustments	3,199	3,128
Deferred tax
Origination and reversal of temporary difference	(114)	28
Effects of changes in tax rates	29	148
Adjustments for prior years	(57)	152
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(14)	(127)
Deferred tax expense income after adjustments	(156)	201
Income taxes (recoveries)	3,043	3,329
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	51	12
Provision for credit losses recognized in income	0	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(60)	(52)
Unrealized foreign currency translation gains (losses)	2	2
Net foreign currency translation gains (losses) from hedging activities	2	(77)
Reclassification of losses (gains) on net investment hedging activities to income	1
Net gains (losses) on derivatives designated as cash flow hedges	(200)	84
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(50)	8
Remeasurements of employee benefit plans	(333)	256
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	18	45
Net gains (losses) on equity securities designated at fair value through other comprehensive income	5	(5)
Share-based compensation awards	(9)	15
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	(573)	283
Total income taxes	$ 2,470	$ 3,612